SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
b.	The following presents segment results of operations for the year ended December 31, 2016:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$22,707	$49,620	$(7,974)	$64,353

Segments operating profit	$1,660	$4,708	$(120)	$6,248

Segments tangible and intangible assets	$8,359	$35,392	$2,148	$45,899

Depreciation, amortization and impairment expenses	$321	$2,295	$-	$2,616

Expenditure for assets	$135	$2,264	$-	$2,399

The following presents segment results of operations for the year ended December 31, 2015:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$19,489	$47,938	$(6,860)	$60,567

Segments operating profit	$1,000	$3,848	$493	$5,341

Segments tangible and intangible assets	$8,469	$24,836	$1,804	$35,109

Depreciation, amortization and impairment expenses	$338	$3,067	$-	$3,405

Expenditure for assets	$149	$1,647	$-	$1,796

The following presents segment results of operations for the year ended December 31, 2014:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$24,063	$50,202	$(8,060)	$66,205

Segments operating profit	$3,849	$3,276	$452	$7,577

Segments tangible and intangible assets	$8,679	$26,385	$4,406	$39,470

Depreciation, amortization and impairment expenses	$349	$2,004	$-	$2,353

Expenditure for assets	$165	$2,553	$-	$2,718

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
c.	Summary information about geographical areas:

		Year ended December 31,
		2016	2015	2014
1.	Revenues *):

	Israel	$29,438	$26,487	$31,181
	Latin America (mainly Mexico)	7,009	7,601	7,471
	Brazil	9,142	7,173	10,669
	Argentina	3,995	4,616	3,990
	Europe	4,501	5,271	5,891
	Other	10,268	9,419	7,003

		$64,353	$60,567	$66,205

*) Revenues are attributed to geographic areas based on the location of the end customers.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
		December 31,
		2016	2015	2014
2.	Long-lived assets:

	Israel	$1,248	$978	$691
	Argentina	627	539	711
	Mexico	298	229	348
	Brazil	2,949	1,090	2,297
	South Africa	489	436	513
	Other	3	6	6

		$5,614	$3,278	$4,566